Capital Stock - Director SBC Included in the Income Statement (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
SBC expense included in above employee-related costs | $	$ 34.1	$ 33.4	$ 30.1
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding (in shares)	4,600,000	3,800,000	3,200,000
Director | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
SBC expense included in above employee-related costs | $	$ 2.4	$ 2.0	$ 2.2
Number of shares outstanding (in shares)	1,800,000	1,600,000	1,500,000
Director | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding (in shares)	20,000	0	0